DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 3) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available for sale investments		$ 2,574,546
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		27,673
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		284,072
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		2,361
Mortgage Finance Bonds Of Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		22,312
Other Instruments Issued in The Country [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		3,000
Foreign Central Banks And Government Securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		132,822
Other Foreign Financial Instruments [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		151,250
Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		2,262,801
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Available for sale investments		816,331
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Available for sale investments		330,952
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments		$ 1,115,518